Related Parties Disclosures - Schedule of Remuneration of Key Management Personnel (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	RM 1,828,853	$ 447,831	RM 617,923
Salary	2,411,844	590,588	1,341,855
Employer Contribution to Insurance Scheme	2,067,926	506,372	1,435,890
Ng Chen Lok, Chairman, CEO & Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	1,665,927	407,936	540,435
Robert Michael Harrison Jr, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	11,750	2,877	25,829
Lai Fuu Sing, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee			13,125
Pan Seng Wee, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee			13,125
Ng Aik Soon, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	24,106	5,903
Chen Xiang Foong, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	35,857	8,780
Elain Binti Lockman, Independent Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Director fee	35,857	8,780	12,704
Zuria Hajar Bt Mohd Adnan, CFO & Director [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Salary	153,756	37,650	67,000
Employer Contribution to Defined Contribution Plan	11,808	2,891	8,040
Employer Contribution to Insurance Scheme	696	171	696
Loong Xin Yee, COO [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Salary	60,000	14,692	60,000
Tan Kim Chuan, CTO [Member]
Schedule of Remuneration of Key Management Personnel [Line Items]
Salary	260,521	63,794	98,900
Employer Contribution to Defined Contribution Plan	4,320	1,058	4,416
Employer Contribution to Insurance Scheme	RM 579	$ 142	RM 618